UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Debt Central Fund

March 31, 2013

1.926210.102

EMC-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.7%
		Principal Amount (d)	Value
Argentina - 1.5%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 323,960	$ 299,663
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		350,000	164,500
Pan American Energy LLC 7.875% 5/7/21 (f)		340,000	324,700
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		837,000	736,560
TOTAL ARGENTINA			1,525,423
Brazil - 0.2%
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		200,000	155,000
British Virgin Islands - 0.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	600,000	309,539
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		200,000	194,500
Magnesita Finance Ltd. 8.625% (f)(g)		200,000	213,500
TOTAL BRITISH VIRGIN ISLANDS			717,539
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		345,000	395,370
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		420,000	0
TOTAL CANADA			395,370
Cayman Islands - 2.0%
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (h)		70,444	49,663
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		150,000	166,950
Mongolian Mining Corp. 8.875% 3/29/17 (f)		200,000	206,500
Odebrecht Finance Ltd. 7.5% (f)(g)		700,000	745,500
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		230,000	248,168
6.875% 1/20/40		225,000	256,500
8.375% 12/10/18		325,000	405,568
TOTAL CAYMAN ISLANDS			2,078,849
Colombia - 0.2%
Banco de Bogota SA 5.375% 2/19/23 (f)		200,000	206,800
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		350,000	379,750
Georgia - 0.6%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		200,000	212,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Georgia - continued
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		$ 200,000	$ 209,000
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	228,000
TOTAL GEORGIA			649,500
Germany - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		175,000	192,938
Hungary - 0.2%
Magyar Export-Import Bank 5.5% 2/12/18 (f)		200,000	200,000
Indonesia - 1.2%
PT Adaro Indonesia 7.625% 10/22/19 (f)		125,000	135,313
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		200,000	208,000
PT Pertamina Persero:
4.875% 5/3/22 (f)		200,000	208,000
5.25% 5/23/21 (f)		235,000	250,863
6% 5/3/42 (f)		200,000	203,000
6.5% 5/27/41 (f)		200,000	215,000
TOTAL INDONESIA			1,220,176
Ireland - 1.4%
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	9,300,000	299,038
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		200,000	224,750
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		200,000	220,740
6.8% 11/22/25 (f)		275,000	322,768
6.902% 7/9/20 (f)		365,000	422,944
TOTAL IRELAND			1,490,240
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		145,000	147,175
Kazakhstan - 0.6%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		200,000	193,500
KazMunaiGaz Finance Sub BV 7% 5/5/20 (f)		125,000	148,750
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		250,000	273,750
TOTAL KAZAKHSTAN			616,000
Luxembourg - 2.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		200,000	233,240
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	215,000
Cosan Luxembourg SA 5% 3/14/23 (f)		200,000	201,200
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
EVRAZ Group SA:
8.25% 11/10/15 (f)		$ 500,000	$ 552,500
9.5% 4/24/18 (Reg. S)		200,000	229,250
TMK Capital SA 7.75% 1/27/18		400,000	424,000
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		610,000	683,200
TOTAL LUXEMBOURG			2,538,390
Mexico - 3.9%
Alestra SA de RL de CV 11.75% 8/11/14		225,000	250,875
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		450,000	454,500
Petroleos Mexicanos:
3.5% 1/30/23 (f)		90,000	89,775
4.875% 1/24/22		260,000	287,300
5.5% 1/21/21		225,000	259,200
5.5% 6/27/44		360,000	371,700
5.5% 6/27/44 (f)		120,000	123,600
6% 3/5/20		225,000	265,500
6.5% 6/2/41		315,000	370,913
6.625% (f)(g)		800,000	845,200
8% 5/3/19		200,000	257,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	435,000
TOTAL MEXICO			4,010,563
Netherlands - 3.3%
Access Finance BV 7.25% 7/25/17 (f)		200,000	212,500
HSBK (Europe) BV 7.25% 5/3/17 (f)		200,000	214,750
Indo Energy Finance BV 7% 5/7/18 (f)		200,000	215,500
Indo Energy Finance II BV 6.375% 1/24/23 (f)		200,000	205,500
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	139,375
JSC Kazkommertsbank BV 8% 11/3/15 (f)		175,000	174,125
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		190,000	192,470
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		200,000	232,760
9.125% 7/2/18 (f)		175,000	220,290
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	220,000
Majapahit Holding BV:
7.75% 1/20/20 (f)		250,000	306,250
8% 8/7/19 (f)		175,000	215,688
Metinvest BV 10.25% 5/20/15 (f)		325,000	344,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
VimpelCom Holdings BV 5.2% 2/13/19 (f)		$ 200,000	$ 201,500
Zhaikmunai International BV 7.125% 11/13/19 (f)		330,000	351,038
TOTAL NETHERLANDS			3,446,246
Pakistan - 0.7%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		700,000	700,000
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (f)		225,000	245,250
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	216,000
TOTAL PARAGUAY			461,250
Philippines - 0.6%
Development Bank of Philippines 8.375% (g)(h)		485,000	531,075
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		100,000	134,250
TOTAL PHILIPPINES			665,325
Russia - 0.7%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		575,000	729,503
Singapore - 0.2%
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		200,000	200,000
Turkey - 0.9%
Akbank T.A.S.:
3.875% 10/24/17 (f)		215,000	218,494
5.125% 7/22/15 (f)		150,000	157,200
Arcelik A/S 5% 4/3/23 (f)		200,000	199,500
Finansbank A/S 5.15% 11/1/17 (f)		200,000	203,000
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		200,000	205,500
TOTAL TURKEY			983,694
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		370,000	378,325
United Kingdom - 0.9%
Afren PLC 11.5% 2/1/16 (f)		200,000	237,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		425,000	430,844
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
DTEK Finance BV 9.5% 4/28/15 (f)		$ 125,000	$ 131,563
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		175,000	157,063
TOTAL UNITED KINGDOM			956,470
United States of America - 1.2%
Pemex Project Funding Master Trust 6.625% 6/15/35		570,000	684,000
Severstal Columbus LLC 10.25% 2/15/18		250,000	271,250
Southern Copper Corp.:
6.75% 4/16/40		175,000	197,289
7.5% 7/27/35		100,000	120,135
TOTAL UNITED STATES OF AMERICA			1,272,674
Venezuela - 6.3%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,035,000	991,013
5.375% 4/12/27		570,000	394,725
5.5% 4/12/37		270,000	180,900
8% 11/17/13		160,000	160,480
8.5% 11/2/17 (f)		2,765,000	2,682,050
9% 11/17/21 (Reg. S)		470,000	446,500
9.75% 5/17/35 (f)		565,000	532,795
12.75% 2/17/22 (f)		1,025,000	1,163,375
TOTAL VENEZUELA			6,551,838
TOTAL NONCONVERTIBLE BONDS (Cost $30,604,181)			32,869,038
Government Obligations - 63.2%

Argentina - 4.9%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		458,112	245,090
7% 9/12/13		2,785,000	2,752,740
7% 10/3/15		1,350,000	1,138,050
City of Buenos Aires 12.5% 4/6/15 (f)		625,000	606,250
Provincia de Cordoba 12.375% 8/17/17 (f)		450,000	346,500
TOTAL ARGENTINA			5,088,630
Government Obligations - continued
		Principal Amount (d)	Value
Aruba - 0.2%
Aruba Government 4.625% 9/14/23 (f)		$ 200,000	$ 207,000
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (f)		225,000	272,250
Barbados - 0.1%
Barbados Government:
7% 8/4/22 (f)		100,000	105,000
7.25% 12/15/21 (f)		35,000	37,450
TOTAL BARBADOS			142,450
Belarus - 1.0%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		760,000	784,700
8.95% 1/26/18		285,000	303,525
TOTAL BELARUS			1,088,225
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (f)		200,000	198,500
Brazil - 2.6%
Brazilian Federative Republic:
5.625% 1/7/41		320,000	374,400
7.125% 1/20/37		490,000	679,875
8.25% 1/20/34		335,000	510,038
10.125% 5/15/27		285,000	490,200
12.25% 3/6/30		320,000	622,400
TOTAL BRAZIL			2,676,913
Colombia - 1.7%
Colombian Republic:
6.125% 1/18/41		315,000	396,113
7.375% 9/18/37		325,000	466,375
10.375% 1/28/33		420,000	718,200
11.75% 2/25/20		145,000	226,200
TOTAL COLOMBIA			1,806,888
Congo - 0.7%
Congo Republic 3% 6/30/29 (e)		780,615	733,778
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (f)		200,000	200,000
Croatia - 1.4%
Croatia Republic:
5.5% 4/4/23 (f)		200,000	199,000
Government Obligations - continued
		Principal Amount (d)	Value
Croatia - continued
Croatia Republic: - continued
6.25% 4/27/17 (f)		$ 355,000	$ 379,850
6.375% 3/24/21 (f)		250,000	268,125
6.625% 7/14/20 (f)		275,000	299,750
6.75% 11/5/19 (f)		300,000	327,375
TOTAL CROATIA			1,474,100
Dominican Republic - 1.0%
Dominican Republic:
1.3405% 8/30/24 (h)		500,000	465,000
7.5% 5/6/21 (f)		325,000	364,000
9.04% 1/23/18 (f)		191,271	212,311
TOTAL DOMINICAN REPUBLIC			1,041,311
El Salvador - 0.4%
El Salvador Republic:
7.625% 2/1/41 (f)		150,000	172,125
7.65% 6/15/35 (Reg. S)		125,000	143,438
8.25% 4/10/32 (Reg. S)		100,000	125,730
TOTAL EL SALVADOR			441,293
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (f)		150,000	181,875
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (f)		235,000	269,075
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (f)		200,000	227,500
Guatemala - 0.4%
Guatemalan Republic:
4.875% 2/13/28 (f)		200,000	197,000
5.75% 6/6/22 (f)		200,000	222,000
TOTAL GUATEMALA			419,000
Hungary - 1.6%
Hungarian Republic:
4.125% 2/19/18		158,000	150,495
4.75% 2/3/15		965,000	965,000
7.625% 3/29/41		482,000	491,640
TOTAL HUNGARY			1,607,135
Government Obligations - continued
		Principal Amount (d)	Value
Iceland - 0.3%
Republic of Iceland 5.875% 5/11/22 (f)		$ 280,000	$ 320,600
Indonesia - 3.7%
Indonesian Republic:
4.875% 5/5/21 (f)		500,000	547,500
5.25% 1/17/42 (f)		510,000	543,150
5.875% 3/13/20 (f)		425,000	491,428
6.625% 2/17/37 (f)		275,000	338,938
7.75% 1/17/38 (f)		425,000	592,025
8.5% 10/12/35 (Reg. S)		450,000	663,750
11.625% 3/4/19 (f)		450,000	652,500
TOTAL INDONESIA			3,829,291
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	732,960
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	194,750
Latvia - 0.4%
Latvian Republic:
2.75% 1/12/20 (f)		200,000	192,760
5.25% 6/16/21 (f)		200,000	225,000
TOTAL LATVIA			417,760
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		705,000	701,475
4.75% 11/2/16		155,000	154,613
5.15% 11/12/18		100,000	98,880
5.45% 11/28/19		290,000	286,375
6.375% 3/9/20		230,000	238,349
TOTAL LEBANON			1,479,692
Lithuania - 1.1%
Lithuanian Republic:
6.125% 3/9/21 (f)		320,000	379,200
6.625% 2/1/22 (f)		200,000	245,500
7.375% 2/11/20 (f)		425,000	534,969
TOTAL LITHUANIA			1,159,669
Mexico - 2.9%
United Mexican States:
4.75% 3/8/44		374,000	388,025
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - continued
United Mexican States: - continued
5.75% 10/12/2110		$ 321,000	$ 352,298
6.05% 1/11/40		736,000	910,800
6.75% 9/27/34		565,000	752,863
7.5% 4/8/33		200,000	286,500
8.3% 8/15/31		190,000	288,800
TOTAL MEXICO			2,979,286
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (f)		200,000	203,500
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (f)		250,000	276,855
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	276,250
Nigeria - 0.8%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		250	47,875
Republic of Nigeria:
0% 10/10/13	NGN	8,000,000	47,606
0% 11/7/13	NGN	31,135,000	183,040
6.75% 1/28/21 (f)		150,000	173,250
9.85% to 12.8% 9/5/13	NGN	59,725,000	357,936
TOTAL NIGERIA			809,707
Pakistan - 0.6%
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		675,000	604,125
Panama - 0.1%
Panamanian Republic 8.875% 9/30/27		100,000	154,350
Peru - 1.3%
Peruvian Republic:
4% 3/7/27 (e)		380,000	381,140
5.625% 11/18/50		125,000	148,750
7.35% 7/21/25		75,000	105,750
8.75% 11/21/33		430,000	700,900
TOTAL PERU			1,336,540
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - 2.0%
Philippine Republic:
7.75% 1/14/31		$ 420,000	$ 607,950
9.5% 2/2/30		530,000	868,564
10.625% 3/16/25		355,000	596,862
TOTAL PHILIPPINES			2,073,376
Poland - 0.6%
Polish Government:
3% 3/17/23		180,000	174,600
6.375% 7/15/19		400,000	491,500
TOTAL POLAND			666,100
Qatar - 0.3%
State of Qatar 5.75% 1/20/42 (f)		220,000	262,350
Romania - 0.7%
Romanian Republic:
4.375% 8/22/23 (f)		208,000	203,320
6.75% 2/7/22 (f)		484,000	563,279
TOTAL ROMANIA			766,599
Russia - 5.6%
Russian Federation:
4.5% 4/4/22 (f)		200,000	218,740
5.625% 4/4/42 (f)		400,000	449,000
7.5% 3/31/30 (Reg. S)		2,357,925	2,917,917
11% 7/24/18 (Reg. S)		190,000	271,225
12.75% 6/24/28 (Reg. S)		1,010,000	1,931,625
TOTAL RUSSIA			5,788,507
Serbia - 1.7%
Republic of Serbia:
4.875% 2/25/20 (f)		200,000	197,500
5.25% 11/21/17 (f)		200,000	206,000
6.75% 11/1/24 (f)		1,352,000	1,353,623
TOTAL SERBIA			1,757,123
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (f)		280,000	296,800
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	208,000
6.25% 10/4/20 (f)		450,000	479,835
Government Obligations - continued
		Principal Amount (d)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
6.25% 7/27/21 (f)		$ 200,000	$ 213,500
7.4% 1/22/15 (f)		225,000	239,918
TOTAL SRI LANKA			1,141,253
Turkey - 6.6%
Turkish Republic:
5.125% 3/25/22		220,000	242,000
5.625% 3/30/21		325,000	370,500
6% 1/14/41		445,000	498,400
6.25% 9/26/22		205,000	244,196
6.75% 4/3/18		400,000	471,000
6.75% 5/30/40		400,000	492,000
6.875% 3/17/36		645,000	793,350
7% 9/26/16		350,000	402,500
7% 3/11/19		200,000	241,500
7.25% 3/5/38		475,000	612,750
7.375% 2/5/25		650,000	830,375
7.5% 7/14/17		400,000	477,000
7.5% 11/7/19		400,000	499,000
8% 2/14/34		140,000	192,150
11.875% 1/15/30		245,000	446,513
TOTAL TURKEY			6,813,234
Ukraine - 2.4%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		400,000	405,000
Ukraine Government:
7.65% 6/11/13 (f)		340,000	340,850
7.75% 9/23/20 (f)		300,000	310,500
7.8% 11/28/22 (f)		200,000	202,000
7.95% 6/4/14 (f)		440,000	449,689
7.95% 2/23/21 (f)		300,000	311,250
9.25% 7/24/17 (f)		400,000	431,480
TOTAL UKRAINE			2,450,769
United States of America - 1.0%
U.S. Treasury Bonds 2.75% 11/15/42		1,155,000	1,072,886
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		400,000	576,599
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - 7.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		$ 5,800	$ 176,900
6% 12/9/20		250,000	206,250
7% 3/31/38		300,000	234,000
8.5% 10/8/14		445,000	450,563
9% 5/7/23 (Reg. S)		1,000,000	954,000
9.25% 9/15/27		650,000	637,000
9.25% 5/7/28 (Reg. S)		410,000	390,525
9.375% 1/13/34		305,000	292,800
10.75% 9/19/13		325,000	329,875
11.75% 10/21/26 (Reg. S)		640,000	707,200
11.95% 8/5/31 (Reg. S)		990,000	1,111,275
12.75% 8/23/22		1,210,000	1,409,650
13.625% 8/15/18		425,000	494,063
TOTAL VENEZUELA			7,394,101
Vietnam - 1.3%
Vietnamese Socialist Republic:
1.2599% 3/12/16 (h)		221,739	201,783
4% 3/12/28 (e)		1,081,667	876,150
6.875% 1/15/16 (f)		275,000	304,563
TOTAL VIETNAM			1,382,496
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	198,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $60,014,668)			65,491,951
Common Stocks - 0.0%
Shares
Cayman Islands - 0.0%
Emerald Plantation Holdings Ltd. (a) (Cost $2)	65,161	30,300
Sovereign Loan Participations - 0.8%
	Principal Amount (d)	Value
Indonesia - 0.8%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (h)	$ 722,222	$ 686,111
1.25% 12/14/19 (h)	201,724	191,638
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $882,095)		877,749
Preferred Securities - 0.6%

Brazil - 0.2%
Cosan Overseas Ltd. 8.25% (g)	160,000	176,439
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (g)	400,000	406,685
TOTAL PREFERRED SECURITIES (Cost $569,562)		583,124
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $2,060,988)	2,060,988	2,060,988
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $94,131,496)		101,913,150
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,711,148
NET ASSETS - 100%		$ 103,624,298
Currency Abbreviations
BRL	-	Brazilian real
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,143,977 or 39.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,179
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 30,300	$ -	$ -	$ 30,300
Corporate Bonds	32,869,038	-	32,869,038	-
Government Obligations	65,491,951	-	65,062,936	429,015
Sovereign Loan Participations	877,749	-	-	877,749
Preferred Securities	583,124	-	583,124	-
Money Market Funds	2,060,988	2,060,988	-	-
Total Investments in Securities:	$ 101,913,150	$ 2,060,988	$ 98,515,098	$ 1,337,064
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,276,075
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	231,518
Cost of Purchases	47,877
Proceeds of Sales	(287,674)
Amortization/Accretion	2,068
Transfers in to Level 3	67,200
Transfers out of Level 3	-
Ending Balance	$ 1,337,064
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2013	$ 231,518

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $93,434,811. Net unrealized appreciation aggregated $8,478,339, of which $9,453,700 related to appreciated investment securities and $975,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013